30. OPERATING COSTS AND EXPENSES (Details 5) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income expense [abstract]
Leasing and rentals	[1]	R$ 20	R$ 93	R$ 103
Advertising		9	19	30
Own consumption of energy		21	27	24
Subsidies and donations		40	22	19
Onerous concession		3	3	3
Insurance		12	7	8
CCEE annual charge		6	6	8
Net loss (gain) on deactivation and disposal of assets		92	7	193
Forluz - Administrative running cost		30	28	26
Collection agents		88	78	71
Gain on disposal, Taesa				(207)
Fine for violation of service continuity standard				42
Obligations deriving from investment contracts	[2]	32
Taxes and charges		10	9
Other expenses	[3]	136	106	63
Other operating expenses (revenues), net		R$ 499	R$ 405	R$ 383

[1]	As from January 1, 2019, the amounts related to leasing and rentals are recognized in accordance with IFRS 16, as shown in notes 2.4 and 21. The Company has operational leasing contracts relating, mainly, to vehicles and buildings used in its operational activities. Their amounts are not material in relation to the total costs of the Company. Actual leasing and rentals expenses are related to remaining leasing arrangements and rentals that do not qualify for recognition under IFRS 16.
[2]	This refers to claims under the agreement made between Alianca Geracao, Vale S.A. and Cemig. The action is provisioned at the cost of R$98, of which Cemig is responsible for R$32.
[3]	The losses recorded on assets in progress (canceled works) are net of the reversal of the provisions constituted in prior periods. Includes the adjustment of R$22 for impairment of intangible assets.